The Disciplined Growth Investors Fund (“DGIFX” or the “Fund”)

A series of Elevation Series Trust (the “Trust”)

Supplement dated January 14, 2026 to the Fund’s

Prospectus and Statement of Additional Information (“SAI”),

dated July 9, 2025, as may be supplemented and/or revised from time to time.

Effective January 16, 2026, the address of Paralel Distributors LLC and Paralel Technologies LLC is 1700 Broadway, Suite 2100, Denver, Colorado 80290. All references to the address of Paralel Distributors LLC and Paralel Technologies LLC are revised accordingly.

Change of the Funds’ Overnight Mailing Address

Effective January 16, 2026, the address for Fund purchase or redemption requests made by regular mail and overnight delivery listed in the “BUYING SHARES” “By Mail” and “SELLING SHARES” “By Mail” sections of the Fund’s Prospectus is as follows:

Regular Mail

The Disciplined Growth Investors Fund

PO Box 2170

Denver, CO 80201

Overnight Delivery

The Disciplined Growth Investors Fund c/o Paralel Technologies

1700 Broadway, Suite 2100

Denver, CO 80290

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.